Note 40 - Financial Instruments Risks - Impaired Financial Assets Comparative Information Under IAS 39 (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Past Due but not Impaired Less than or Equal to 30 days Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	$ 24,411	$ 1,491
Loans and Advances to Non-financial Corporations	9,113,109	3,619,090
Loans and Advances to Households	3,965,296	2,506,620
Total Loans and Advances	13,102,816	6,127,201
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	885,702	821,481
Loans and Advances Credit Card Debt	1,893,593	1,353,988
Loans and Advances Trade Receivables	0	0
Loans and Advances Financial Leases	355,127	282,119
Other Term Loans and Advances	9,968,394	3,669,613
Past Due but not Impaired Greater Than 30 Days and Less than or Equal to 60 days Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	18	159
Loans and Advances to Non-financial Corporations	169,483	172,968
Loans and Advances to Households	661,128	591,908
Total Loans and Advances	830,629	765,035
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	34,177	31,110
Loans and Advances Credit Card Debt	392,728	346,850
Loans and Advances Trade Receivables	894	859
Loans and Advances Financial Leases	46,686	32,665
Other Term Loans and Advances	356,144	353,551
Past Due but not Impaired Greater Than 60 Days and Less than or Equal to 90 days Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	41	33
Loans and Advances to Non-financial Corporations	118,323	77,929
Loans and Advances to Households	331,219	299,824
Total Loans and Advances	449,583	377,786
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	20,279	34,190
Loans and Advances Credit Card Debt	229,444	211,800
Loans and Advances Trade Receivables	438	744
Loans and Advances Financial Leases	16,893	5,465
Other Term Loans and Advances	182,529	125,587
Impaired Assets Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	2,825	188
Loans and Advances to Non-financial Corporations	245,692	109,572
Loans and Advances to Households	1,080,815	988,686
Total Loans and Advances	1,329,332	1,098,446
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	180,675	389,279
Loans and Advances Credit Card Debt	576,860	194,460
Loans and Advances Trade Receivables	660	273
Loans and Advances Financial Leases	27,981	17,217
Other Term Loans and Advances	543,156	497,217
Carrying Amount of the Impaired Assets Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	539	66
Loans and Advances to Non-financial Corporations	65,390	37,070
Loans and Advances to Households	539,321	430,520
Total Loans and Advances	605,250	467,656
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	70,655	149,572
Loans and Advances Credit Card Debt	273,746	76,884
Loans and Advances Trade Receivables	314	233
Loans and Advances Financial Leases	6,153	9,382
Other Term Loans and Advances	254,382	231,585
Specific Allowances for Financial Assets Individually and Collectively Estimated Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	(2,286)	(122)
Loans and Advances to Non-financial Corporations	(180,302)	(72,502)
Loans and Advances to Households	(541,494)	(558,166)
Total Loans and Advances	(724,082)	(630,790)
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	(110,020)	(239,707)
Loans and Advances Credit Card Debt	(303,114)	(117,576)
Loans and Advances Trade Receivables	(346)	(40)
Loans and Advances Financial Leases	(21,828)	(7,835)
Other Term Loans and Advances	(288,774)	(265,632)
Accumulated Write-offs Member
Loans and Advances Abstract
Loans and Advances to Other Financial Corporations	0	0
Loans and Advances to Non-financial Corporations	283,463	364,954
Loans and Advances to Households	954,175	1,158,775
Total Loans and Advances	1,237,638	1,523,729
Loans and Advances by Product, by Collateral and by Subordination Abstract
Loans and Advances on Demand and Short Notice	0	0
Loans and Advances Credit Card Debt	0	0
Loans and Advances Trade Receivables	0	0
Loans and Advances Financial Leases	0	0
Other Term Loans and Advances	$ 0	$ 0